SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Bad debt allowance	$ 483,346		$ 483,346		$ 213,787	$ 148,520
Asset impairment charges					$ 0	0
Property, plant and equipment, salvage value, percentage	5.00%		5.00%		5.00%		5.00%	5.00%
Impairment, long-lived asset, held-for-use			$ 0		$ 0	0
Uncertain tax positions					0	0
Advertising revenue		$ 445,215		$ 1,742,896	1,944,811	1,863,785
Services advertisement revenue					$ 0	$ 6,558
Vat of gross sales price percentage					6.00%
Potentially dilutive securities | shares					0	0
Inventory valuation reserves	19,641		19,641		$ 0
Impairment loss	3,823,770		3,823,770
Maximum [Member]
Product Information [Line Items]
Cash FDIC insured amount	$ 72,500		$ 72,500		$ 72,500		¥ 500,000	¥ 500,000
Hotel [Member]
Product Information [Line Items]
Vat of gross sales price percentage					6.00%
Health Care [Member]
Product Information [Line Items]
Vat of gross sales price percentage					0.00%
Prior to May 1, 2018 [Member]
Product Information [Line Items]
Vat of gross sales price percentage					13.00%